Portfolio of Investments
Touchstone Balanced Fund – March 31, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 61.1%
	Information Technology — 18.1%
192,440	Apple, Inc.	$ 42,746,697
34,756	Applied Materials, Inc.	5,043,791
125,789	Microsoft Corp.	47,219,933
189,962	NVIDIA Corp.	20,588,081
88,680	Oracle Corp.	12,398,351
47,914	Salesforce, Inc.	12,858,201
48,376	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	8,030,416
56,093	Texas Instruments, Inc.	10,079,912
30,704	Workday, Inc. - Class A*	7,170,305
		166,135,687
	Communication Services — 9.3%
192,275	Alphabet, Inc. - Class C	30,039,123
185,727	Comcast Corp. - Class A	6,853,326
67,678	Meta Platforms, Inc. - Class A	39,006,892
6,282	Netflix, Inc.*	5,858,154
40,675	Walt Disney Co. (The)	4,014,623
		85,772,118
	Financials — 8.6%
223,067	Bank of America Corp.	9,308,586
32,371	Berkshire Hathaway, Inc. - Class B*	17,240,147
134,356	Charles Schwab Corp. (The)	10,517,388
23,066	Goldman Sachs Group, Inc. (The)	12,600,725
6,155	Markel Group, Inc.*	11,507,449
50,702	Visa, Inc. - Class A	17,769,023
		78,943,318
	Health Care — 8.4%
45,065	Becton Dickinson & Co.	10,322,589
58,478	BioMarin Pharmaceutical, Inc.*	4,133,810
140,997	Bristol-Myers Squibb Co.	8,599,407
40,208	HCA Healthcare, Inc.	13,893,874
73,072	Johnson & Johnson	12,118,260
133,703	Medtronic PLC	12,014,552
30,544	UnitedHealth Group, Inc.	15,997,420
		77,079,912
	Consumer Discretionary — 5.3%
71,282	Airbnb, Inc. - Class A*	8,515,348
25,834	Alibaba Group Holding Ltd. (China) ADR	3,416,030
158,995	Amazon.com, Inc.*	30,250,389
61,382	Starbucks Corp.	6,020,960
		48,202,727
	Industrials — 4.7%
57,581	Boeing Co. (The)*	9,820,439
12,583	FedEx Corp.	3,067,484
14,559	Hubbell, Inc.	4,817,719
68,821	RTX Corp.	9,116,030
99,553	SS&C Technologies Holdings, Inc.	8,315,662
56,962	Stanley Black & Decker, Inc.	4,379,238
43,441	Uber Technologies, Inc.*	3,165,111
		42,681,683
	Consumer Staples — 3.0%
29,897	Diageo PLC (United Kingdom) ADR	3,132,907
134,397	Monster Beverage Corp.*	7,864,912
101,858	Philip Morris International, Inc.	16,167,920
		27,165,739
Shares		Market Value
	Common Stocks — 61.1% (Continued)
	Energy — 1.7%
104,592	Exxon Mobil Corp.	$ 12,439,127
66,720	Schlumberger NV	2,788,896
		15,228,023
	Materials — 1.2%
87,747	DuPont de Nemours, Inc.	6,552,946
61,501	International Flavors & Fragrances, Inc.	4,773,093
		11,326,039
	Real Estate — 0.8%
30,037	Jones Lang LaSalle, Inc.*	7,446,473
	Total Common Stocks	$559,981,719
Principal Amount
	U.S. Treasury Obligations — 13.8%
$ 21,670,000	U.S. Treasury Bond, 4.125%, 8/15/44	20,224,205
1,025,000	U.S. Treasury Bond, 4.250%, 8/15/54	962,699
2,499,000	U.S. Treasury Bond, 4.500%, 11/15/54	2,449,801
291,000	U.S. Treasury Bond, 4.625%, 11/15/44	290,272
14,775,000	U.S. Treasury Bond, 4.625%, 2/15/55	14,800,395
3,970,000	U.S. Treasury Bond, 4.750%, 2/15/45	4,027,069
53,990,000	U.S. Treasury Note, 3.500%, 9/30/29	52,948,161
270,000	U.S. Treasury Note, 3.750%, 8/31/26	269,104
5,420,000	U.S. Treasury Note, 4.125%, 10/31/26	5,432,068
14,080,000	U.S. Treasury Note, 4.250%, 12/31/26	14,148,750
4,365,000	U.S. Treasury Note, 4.500%, 3/31/26	4,382,630
1,150,000	U.S. Treasury Note, 4.625%, 4/30/29	1,178,750
5,556,000	U.S. Treasury Note, 4.625%, 2/15/35	5,724,416
	Total U.S. Treasury Obligations	$126,838,320
	Corporate Bonds — 13.7%
	Financials — 3.8%
924,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 3.000%, 10/29/28	867,889
1,300,000	American Express Co., 5.282%, 7/27/29	1,325,744
1,110,000	Ares Capital Corp., 3.250%, 7/15/25	1,104,932
802,000	Bank of America Corp., 2.687%, 4/22/32	704,941
815,000	Bank of America Corp., 3.705%, 4/24/28	800,882
1,040,000	Bank of America Corp., 5.511%, 1/24/36	1,055,602
932,000	Bank of Montreal (Canada), 3.803%, 12/15/32	899,930
1,020,000	Bank of New York Mellon Corp. (The), 5.834%, 10/25/33	1,071,012
1,009,000	Bank of Nova Scotia (The) (Canada), 3.625%, 10/27/81	921,939
1,225,000	Barclays PLC (United Kingdom), 2.894%, 11/24/32	1,060,407
690,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	582,203
1,750,000	Citigroup, Inc., 4.542%, 9/19/30	1,724,221
645,000	Citigroup, Inc., 6.174%, 5/25/34	659,514
1,044,000	Citizens Bank NA, 4.575%, 8/9/28	1,040,771
1,255,000	Corestates Capital III, 144a, (TSFR3M + 0.832%), 5.155%, 2/15/27(A)	1,233,186
812,000	First Maryland Capital I, (TSFR3M + 1.262%), 5.564%, 1/15/27(A)	793,881
1,213,000	Goldman Sachs Group, Inc. (The), 2.615%, 4/22/32	1,057,642
674,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	660,475
1,276,000	JPMorgan Chase & Co., 2.956%, 5/13/31	1,158,978
1,000,000	JPMorgan Chase & Co., 3.509%, 1/23/29	971,374
816,000	JPMorgan Chase & Co., 4.946%, 10/22/35	796,799
1,211,000	Macquarie Airfinance Holdings Ltd. (United Kingdom), 144a, 6.400%, 3/26/29	1,251,181
878,000	Marsh & McLennan Cos., Inc., 5.350%, 11/15/44	855,264
1,250,000	Mastercard, Inc., 2.000%, 11/18/31	1,064,443
978,000	Morgan Stanley, 2.484%, 9/16/36	809,188

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Corporate Bonds — 13.7% (Continued)
	Financials — 3.8% (Continued)
$ 1,086,000	Morgan Stanley, 3.950%, 4/23/27	$ 1,073,784
948,000	New York Life Global Funding, 144a, 4.550%, 1/28/33	918,072
1,220,708	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	929,092
1,400,000	PNC Capital Trust, (TSFR3M + 0.832%), 5.150%, 6/1/28(A)	1,379,917
1,105,000	Royal Bank of Canada (Canada), 4.969%, 8/2/30	1,111,779
1,576,000	State Street Corp., (TSFR3M + 1.262%), 5.561%, 6/15/47(A)	1,426,368
1,986,000	Teachers Insurance & Annuity Association of America, 144a, 3.300%, 5/15/50	1,321,899
1,844,000	Truist Financial Corp., Ser A, (TSFR3M + 0.932%), 5.255%, 5/15/27(A)	1,819,653
807,000	US Bancorp, 4.967%, 7/22/33	775,468
		35,228,430
	Industrials — 1.5%
1,251,000	Amcor Flexibles North America, Inc., 2.630%, 6/19/30	1,121,782
983,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	1,018,529
1,286,000	Canadian Pacific Railway Co. (Canada), 3.000%, 12/2/41	922,716
770,000	Element Fleet Management Corp. (Canada), 144a, 5.037%, 3/25/30	769,510
1,004,000	John Deere Capital Corp., MTN, 5.100%, 4/11/34	1,013,835
897,000	Keysight Technologies, Inc., 4.950%, 10/15/34	876,006
808,000	Norfolk Southern Corp., 4.837%, 10/1/41	741,211
685,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 144a, 5.350%, 1/12/27	691,662
864,000	RTX Corp., 6.400%, 3/15/54	942,411
1,717,000	Textron Financial Corp., 144a, (TSFR3M + 1.997%), 6.320%, 2/15/42(A)	1,557,611
1,358,000	Timken Co. (The), 4.500%, 12/15/28	1,345,687
1,846,000	Weir Group PLC (The) (United Kingdom), 144a, 2.200%, 5/13/26	1,792,068
676,000	WestRock MWV LLC, 8.200%, 1/15/30	771,520
		13,564,548
	Consumer Discretionary — 1.4%
1,795,000	7-Eleven, Inc., 144a, 1.800%, 2/10/31	1,485,894
66,015	Air Canada Pass-Through Trust (Canada), Ser 2015-1, Class A, 144a, 3.600%, 3/15/27	64,491
1,178,000	Delta Air Lines, Inc. / SkyMiles IP Ltd., 144a, 4.750%, 10/20/28	1,173,128
908,000	Ford Motor Credit Co. LLC, 6.050%, 3/5/31	894,153
2,018,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	1,722,700
605,000	Home Depot, Inc. (The), 5.950%, 4/1/41	636,785
999,000	Hyundai Capital America, 144a, 5.350%, 3/19/29	1,010,930
1,130,000	Lowe's Cos., Inc., 4.500%, 4/15/30	1,120,056
867,000	Mattel, Inc., 5.450%, 11/1/41	793,259
1,456,000	Meritage Homes Corp., 144a, 3.875%, 4/15/29	1,385,693
1,174,000	Toll Brothers Finance Corp., 3.800%, 11/1/29	1,117,816
680,000	Toyota Motor Credit Corp., MTN, 4.650%, 1/5/29	682,843
1,226,000	United Airlines, Inc., 144a, 4.625%, 4/15/29	1,160,390
		13,248,138
	Consumer Staples — 1.4%
672,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46	617,229
995,000	Ashtead Capital, Inc. (United Kingdom), 144a, 4.000%, 5/1/28	965,574
1,101,000	BAT Capital Corp. (United Kingdom), 2.259%, 3/25/28	1,028,192
1,074,000	Cargill, Inc., 144a, 4.760%, 11/23/45	960,403
1,876,000	Coca-Cola Co. (The), 2.500%, 3/15/51	1,116,448
Principal Amount		MarketValue
	Corporate Bonds — 13.7% (Continued)
	Consumer Staples — 1.4% (Continued)
$ 1,091,000	ERAC USA Finance LLC, 144a, 4.200%, 11/1/46	$ 891,830
635,000	Kroger Co. (The), 5.000%, 4/15/42	588,698
697,000	Mars, Inc., 144a, 3.600%, 4/1/34	623,039
878,000	Mars, Inc., 144a, 5.200%, 3/1/35	879,796
1,974,000	Pernod Ricard International Finance LLC, 144a, 1.625%, 4/1/31	1,632,361
1,349,000	Philip Morris International, Inc., 5.375%, 2/15/33	1,372,728
650,000	Starbucks Corp., 3.350%, 3/12/50	437,161
815,000	Tyson Foods, Inc., 5.400%, 3/15/29	832,748
808,000	Walmart, Inc., 4.500%, 9/9/52	711,932
		12,658,139
	Health Care — 1.1%
832,000	AbbVie, Inc., 4.450%, 5/14/46	720,437
917,000	Alcon Finance Corp. (Switzerland), 144a, 3.800%, 9/23/49	680,478
1,068,000	Amgen, Inc., 5.150%, 3/2/28	1,086,543
700,000	Becton Dickinson & Co., 4.685%, 12/15/44	610,166
857,000	CommonSpirit Health, 4.187%, 10/1/49	663,644
782,000	CVS Health Corp., 5.125%, 7/20/45	680,319
1,036,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	818,541
942,000	Elevance Health, Inc., 4.750%, 2/15/33	919,120
1,234,000	HCA, Inc., 5.500%, 3/1/32	1,244,180
832,000	Thermo Fisher Scientific, Inc., 5.404%, 8/10/43	829,647
1,062,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	861,167
1,081,000	Viatris, Inc., 2.700%, 6/22/30	940,824
		10,055,066
	Energy — 1.1%
1,236,000	Aker BP ASA (Norway), 144a, 5.125%, 10/1/34	1,176,530
1,126,000	Cheniere Energy Partners LP, 3.250%, 1/31/32	988,836
355,000	Cheniere Energy Partners LP, 4.000%, 3/1/31	332,468
1,063,000	DCP Midstream Operating LP, 144a, 6.750%, 9/15/37	1,126,734
1,174,000	HF Sinclair Corp., 5.000%, 2/1/28	1,168,783
571,721	MC Brazil Downstream Trading SARL (Brazil), 144a, 7.250%, 6/30/31	471,238
1,161,000	Midwest Connector Capital Co. LLC, 144a, 4.625%, 4/1/29	1,150,529
1,244,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	1,397,685
1,046,000	Occidental Petroleum Corp., 7.950%, 6/15/39	1,191,436
977,000	Western Midstream Operating LP, 5.250%, 2/1/50	829,938
		9,834,177
	Communication Services — 0.9%
1,327,000	AT&T, Inc., 3.800%, 12/1/57	927,627
535,000	AT&T, Inc., 4.500%, 5/15/35	502,472
510,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.384%, 10/23/35	515,530
711,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	673,869
796,000	Comcast Corp., 4.000%, 3/1/48	613,515
1,357,000	Rogers Communications, Inc. (Canada), 5.300%, 2/15/34	1,329,041
1,178,000	T-Mobile USA, Inc., 3.875%, 4/15/30	1,127,866
566,000	T-Mobile USA, Inc., 5.750%, 1/15/54	557,554
1,103,000	Verizon Communications, Inc., 2.987%, 10/30/56	659,067
1,634,000	Videotron Ltd. (Canada), 144a, 3.625%, 6/15/29	1,541,388
		8,447,929
	Information Technology — 0.9%
1,424,000	Apple, Inc., 4.650%, 2/23/46	1,308,642
1,481,000	Broadcom, Inc., 144a, 3.419%, 4/15/33	1,315,987

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Corporate Bonds — 13.7% (Continued)
	Information Technology — 0.9% (Continued)
$ 1,708,000	Cisco Systems, Inc., 4.850%, 2/26/29	$ 1,736,780
1,289,000	Marvell Technology, Inc., 2.950%, 4/15/31	1,148,760
671,000	Micron Technology, Inc., 2.703%, 4/15/32	571,596
277,000	Micron Technology, Inc., 6.750%, 11/1/29	296,883
1,742,000	Microsoft Corp., 2.525%, 6/1/50	1,085,645
393,000	Oracle Corp., 3.600%, 4/1/40	307,893
313,000	Oracle Corp., 4.300%, 7/8/34	290,504
		8,062,690
	Utilities — 0.9%
949,000	Calpine Corp., 144a, 5.000%, 2/1/31	905,935
1,863,000	CMS Energy Corp., 4.750%, 6/1/50	1,751,900
738,000	Duke Energy Progress LLC, 4.150%, 12/1/44	602,614
719,000	Edison International, 4.125%, 3/15/28	690,736
876,000	Electricite de France SA (France), 144a, 4.875%, 9/21/38	796,416
700,000	Georgia Power Co., 5.950%, 2/1/39	720,215
1,135,000	Ohio Power Co., Ser R, 2.900%, 10/1/51	700,651
887,000	PacifiCorp., 5.750%, 4/1/37	897,194
960,000	Virginia Electric and Power Co., 5.650%, 3/15/55	938,708
		8,004,369
	Real Estate — 0.6%
1,219,000	American Tower Corp. REIT, 5.900%, 11/15/33	1,273,851
992,000	Crown Castle, Inc. REIT, 4.800%, 9/1/28	989,311
1,206,000	Invitation Homes Operating Partnership LP REIT, 4.150%, 4/15/32	1,122,648
735,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	734,069
446,000	Store Capital LLC REIT, 2.700%, 12/1/31	376,386
274,000	Store Capital LLC REIT, 2.750%, 11/18/30	239,580
623,000	Store Capital LLC REIT, 4.625%, 3/15/29	608,449
		5,344,294
	Materials — 0.1%
626,000	Rio Tinto Finance USA PLC (Australia), 5.250%, 3/14/35	629,567
846,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	715,825
		1,345,392
	Total Corporate Bonds	$125,793,172
	U.S. Government Mortgage-Backed Obligations — 3.3%
942	FHLMC, Pool #G08062, 5.000%, 6/1/35	948
100,377	FHLMC, Pool #G08637, 4.000%, 4/1/45	95,159
621,294	FHLMC, Pool #Q02664, 4.500%, 8/1/41	612,623
1,127,243	FHLMC, Pool #Q29056, 4.000%, 10/1/44	1,067,319
484,083	FHLMC, Pool #Q29260, 4.000%, 10/1/44	461,020
1,893,228	FHLMC REMIC, Pool #RA7784, 4.500%, 8/1/52	1,812,106
1,314,365	FHLMC REMIC, Pool #SB0855, 3.000%, 7/1/37	1,245,346
2,076,590	FHLMC REMIC, Pool #SD4499, 3.500%, 5/1/52	1,872,192
1,237,421	FHLMC REMIC, Pool #SD8148, 3.000%, 5/1/51	1,080,414
191,737	FNMA, Pool #725423, 5.500%, 5/1/34	195,324
170,755	FNMA, Pool #725610, 5.500%, 7/1/34	173,710
37,467	FNMA, Pool #748895, 6.000%, 12/1/33	37,572
78,761	FNMA, Pool #AD9193, 5.000%, 9/1/40	79,354
215,445	FNMA, Pool #AH8925, 4.500%, 3/1/41	212,147
236,487	FNMA, Pool #AR9195, 3.000%, 3/1/43	212,484
388,098	FNMA, Pool #BC1809, 3.500%, 5/1/46	356,224
1,548,450	FNMA, Pool #BT7156, 2.000%, 8/1/51	1,245,168
1,636,721	FNMA, Pool #CB1336, 2.000%, 8/1/41	1,396,183
2,233,134	FNMA, Pool #CB2643, 2.500%, 1/1/52	1,860,861
1,548,622	FNMA, Pool #FM5085, 2.000%, 12/1/50	1,242,094
494,648	FNMA, Pool #FM5166, 3.000%, 12/1/50	431,126
424,513	FNMA, Pool #FM5279, 3.500%, 11/1/50	386,534
301,381	FNMA, Pool #FM5468, 2.500%, 1/1/36	280,125
Principal Amount		MarketValue
	U.S. Government Mortgage-Backed Obligations — 3.3% (Continued)
$ 488,647	FNMA, Pool #FM5682, 2.500%, 1/1/51	$ 410,025
1,162,140	FNMA, Pool #FM7913, 2.000%, 4/1/36	1,059,091
1,607,246	FNMA, Pool #FM8360, 2.500%, 8/1/51	1,345,858
1,482,277	FNMA, Pool #FM8361, 2.500%, 8/1/51	1,246,886
1,204,214	FNMA, Pool #FM9448, 2.000%, 10/1/51	959,441
959,899	FNMA, Pool #FS0816, 2.500%, 2/1/37	887,285
2,041,063	FNMA, Pool #FS6793, 4.000%, 6/1/53	1,903,044
2,139,311	FNMA, Pool #FS6899, 3.000%, 11/1/51	1,860,006
513,540	FNMA, Pool #MA4166, 3.000%, 10/1/40	466,707
353,527	GNMA, Pool #5175, 4.500%, 9/20/41	347,149
1,553,781	GNMA, Pool #786741, 3.500%, 4/20/52	1,424,381
1,987,900	GNMA, Pool #MA8945, 4.000%, 6/20/53	1,860,987
	Total U.S. Government Mortgage-Backed Obligations	$30,126,893
	Commercial Mortgage-Backed Securities — 2.1%
825,000	BANK, Ser 2018-BN14, Class A3, 3.966%, 9/15/60	804,369
25,615,888	BANK, Ser 2019-BN21, Class XA, 0.827%, 10/17/52(A)(B)(C)	764,934
905,000	BANK, Ser 2020-BN26, Class A4, 2.403%, 3/15/63	801,986
1,150,000	BANK, Ser 2022-BNK39, Class A4, 2.928%, 2/15/55(A)(C)	1,007,949
670,000	BBCMS Mortgage Trust, Ser 2024-5C27, Class AS, 6.410%, 7/15/57(A)(C)	696,883
1,500,000	BX Commercial Mortgage Trust, Ser 2020-VIV3, Class B, 144a, 3.544%, 3/9/44(A)(C)	1,380,227
1,500,000	BX Commercial Mortgage Trust, Ser 2020-VIV4, Class A, 144a, 2.843%, 3/9/44	1,354,609
390,000	Citigroup Commercial Mortgage Trust, Ser 2017-P8, Class AS, 3.789%, 9/15/50(A)(C)	369,933
755,000	Citigroup Commercial Mortgage Trust, Ser 2020-GC46, Class A5, 2.717%, 2/15/53	673,784
1,220,000	COMM Mortgage Trust, Ser 2018-HOME, Class A, 144a, 3.815%, 4/10/33(A)(C)	1,172,372
700,000	GS Mortgage Securities Trust, Ser 2017-FARM, Class B, 144a, 3.541%, 1/10/43(A)(C)	621,248
1,205,000	GS Mortgage Securities Trust, Ser 2020-GC47, Class A5, 2.377%, 5/12/53	1,068,031
1,000,000	HONO Mortgage Trust, Ser 2021-LULU, Class B, 144a, (TSFR1M + 1.564%), 5.884%, 10/15/36(A)	983,456
562,000,000	Independence Plaza Trust, Ser 2018-INDP, Class XCP, 144a, 7/10/35(B)	0
885,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP7, Class A5, 3.454%, 9/15/50	853,673
665,000	JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Class AS, 4.065%, 11/15/47	639,703
500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-MINN, Class A, 144a, (TSFR1M + 1.317%), 5.636%, 11/15/35(A)	465,175
1,100,000	Morgan Stanley Capital I Trust, Ser 2018-H3, Class A5, 4.177%, 7/15/51	1,074,297
825,000	SG Commercial Mortgage Securities Trust, Ser 2019-787E, Class A, 144a, 4.163%, 2/15/41	785,814
435,000	UBS Commercial Mortgage Trust, Ser 2017-C1, Class AS, 3.724%, 6/15/50	419,453
495,000	Wells Fargo Commercial Mortgage Trust, Ser 2015-P2, Class AS, 4.013%, 12/15/48	490,446
770,000	Wells Fargo Commercial Mortgage Trust, Ser 2018-AUS, Class B, 144a, 4.058%, 8/17/36(A)(C)	738,970
2,220,000	Wells Fargo Commercial Mortgage Trust, Ser 2019-C53, Class A4, 3.040%, 10/15/52	2,055,701
	Total Commercial Mortgage-Backed Securities	$19,223,013

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Non-Agency Collateralized Mortgage Obligations — 2.0%
$ 53,130	Agate Bay Mortgage Trust, Ser 2013-1, Class B3, 144a, 3.561%, 7/25/43(A)(C)	$ 51,354
147,836	Agate Bay Mortgage Trust, Ser 2015-4, Class B2, 144a, 3.488%, 6/25/45(A)(C)	144,556
316,905	Agate Bay Mortgage Trust, Ser 2015-7, Class B1, 144a, 3.644%, 10/25/45(A)(C)	300,801
1,240,707	Angel Oak Mortgage Trust, Ser 2024-1, Class A1, 144a, 5.210%, 8/25/68(A)(C)	1,232,453
781,182	AOMT, Ser 2024-6, Class A1, 144a, 4.650%, 11/25/67(A)(C)	767,300
845,639	BRAVO Residential Funding Trust, Ser 2024-NQM8, Class A1A, 144a, 4.300%, 8/1/53(A)(C)	820,277
626,257	CIM Trust, Ser 2020-J2, Class A19, 144a, 2.500%, 1/25/51(A)(C)	510,615
443,703	COLT Mortgage Loan Trust, Ser 2022-6, Class A1, 144a, 4.650%, 6/27/67(A)(C)	440,244
99,920	CSMC Trust, Ser 2013-IVR3, Class B2, 144a, 3.399%, 5/25/43(A)(C)	97,855
240,829	CSMC Trust, Ser 2015-1, Class B3, 144a, 3.892%, 1/25/45(A)(C)	230,938
250,075	CSMC Trust, Ser 2015-WIN1, Class B3, 144a, 3.766%, 12/25/44(A)(C)	239,825
798,368	Deephaven Residential Mortgage Trust, Ser 2022-2, Class A1, 144a, 4.300%, 3/25/67(A)(C)	767,276
1,295,006	GCAT Trust, Ser 2022-NQM2, Class A1, 144a, 4.210%, 2/25/67(A)(C)	1,269,368
1,043,205	GS Mortgage-Backed Securities Trust, Ser 2021-PJ8, Class A8, 144a, 2.500%, 1/25/52(A)(C)	927,433
1,188,942	GS Mortgage-Backed Securities Trust, Ser 2022-PJ1, Class A8, 144a, 2.500%, 5/28/52(A)(C)	1,047,802
583,703	JP Morgan Mortgage Trust, Ser 2017-1, Class B2, 144a, 3.447%, 1/25/47(A)(C)	526,159
1,222,452	JP Morgan Mortgage Trust, Ser 2018-8, Class B3, 144a, 4.033%, 1/25/49(A)(C)	1,118,145
1,048,251	JP Morgan Mortgage Trust, Ser 2020-5, Class B1, 144a, 3.570%, 12/25/50(A)(C)	926,322
1,288,264	JP Morgan Mortgage Trust, Ser 2024-3, Class A6, 144a, 3.000%, 5/25/54(A)(C)	1,189,868
573,777	Mill City Mortgage Loan Trust, Ser 2018-3, Class M3, 144a, 3.250%, 8/25/58(A)(C)	505,600
1,397,426	Mill City Mortgage Loan Trust, Ser 2019-1, Class M1, 144a, 3.500%, 10/25/69(A)(C)	1,307,355
124,751	Sequoia Mortgage Trust, Ser 2015-2, Class A19, 144a, 3.500%, 5/25/45(A)(C)	114,104
812,896	Sequoia Mortgage Trust, Ser 2018-CH3, Class B1B, 144a, 4.730%, 8/25/48(A)(C)	777,994
737,534	Sequoia Mortgage Trust, Ser 2018-CH3, Class B2B, 144a, 4.730%, 8/25/48(A)(C)	705,868
1,192,659	Verus Securitization Trust, Ser 2022-7, Class A1, 144a, 5.152%, 7/25/67(A)(C)	1,187,062
1,058,017	Wells Fargo Mortgage Backed Securities Trust, Ser 2021-2, Class A3, 144a, 2.500%, 6/25/51(A)(C)	934,328
	Total Non-Agency Collateralized Mortgage Obligations	$18,140,902
	Asset-Backed Securities — 1.5%
1,000,000	AB BSL CLO 2 Ltd. (Cayman Islands), Ser 2021-2A, Class B1, 144a, (TSFR3M + 1.912%), 6.214%, 4/15/34(A)	997,944
1,050,000	Benefit Street Partners CLO XXV Ltd. (Cayman Islands), Ser 2021-25A, Class BR, 144a, (TSFR3M + 1.450%), 5.766%, 1/15/35(A)	1,039,775
337,295	CF Hippolyta Issuer LLC, Ser 2020-1, Class A1, 144a, 1.690%, 7/15/60	332,841
Principal Amount		MarketValue
	Asset-Backed Securities — 1.5% (Continued)
$ 862,625	CLI Funding VI LLC, Ser 2020-3A, Class A, 144a, 2.070%, 10/18/45	$ 800,719
802,597	Driven Brands Funding LLC, Ser 2019-1A, Class A2, 144a, 4.641%, 4/20/49	798,262
142,674	Elara HGV Timeshare Issuer LLC, Ser 2019-A, Class B, 144a, 2.910%, 1/25/34	139,697
998,400	Jack in the Box Funding LLC, Ser 2019-1A, Class A2II, 144a, 4.476%, 8/25/49	982,709
940,000	Jack in the Box Funding LLC, Ser 2022-1A, Class A2I, 144a, 3.445%, 2/26/52	903,160
374,220	Jersey Mike's Funding LLC, Ser 2019-1A, Class A2, 144a, 4.433%, 2/15/50	369,910
1,176,000	Madison Park Funding XLIX Ltd. (Cayman Islands), Ser 2021-49A, Class B1R, 144a, (TSFR3M + 1.450%), 5.761%, 10/19/34(A)	1,169,260
818,125	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	768,929
1,500,000	Palmer Square CLO, Ltd. (Cayman Islands), Ser 2021-4A, Class B, 144a, (TSFR3M + 1.912%), 6.214%, 10/15/34(A)	1,500,044
970,000	Planet Fitness Master Issuer LLC, Ser 2022-1A, Class A2I, 144a, 3.251%, 12/5/51	937,141
255,838	TAL Advantage VII LLC, Ser 2020-1A, Class A, 144a, 2.050%, 9/20/45	240,348
1,070,000	Textainer Marine Containers, Ltd. (China), Ser 2021-3A, Class A, 144a, 1.940%, 8/20/46	953,530
1,400,000	Towd Point Mortgage Trust, Ser 2015-6, Class B1, 144a, 3.814%, 4/25/55(A)(C)	1,342,278
1,140,000	Towd Point Mortgage Trust, Ser 2019-4, Class M1B, 144a, 3.000%, 10/25/59(A)(C)	955,999
	Total Asset-Backed Securities	$14,232,546
	Agency Collateralized Mortgage Obligations — 0.5%
515,000	FHLMC REMIC, Ser 4991, Class HB, 2.000%, 7/25/50	368,752
1,650,000	FHLMC REMIC, Ser 5178, Class CV, 2.000%, 11/25/40	1,215,357
1,500,000	FNMA REMIC, Ser 2019-35, Class KB, 3.000%, 7/25/49	1,197,286
2,150,000	FNMA REMIC, Ser 2022-16, Class KB, 2.500%, 11/25/49	1,642,271
122,165	GNMA, Ser 2010-169, Class AW, 4.500%, 12/20/40	121,989
3,442,714	GNMA, Ser 2012-147, Class IO, 0.535%, 4/16/54(A)(B)(C)	35,329
	Total Agency Collateralized Mortgage Obligations	$4,580,984
	Sovereign Government Obligations — 0.3%
674,000	Bahamas Government International Bond, 144a, 6.000%, 11/21/28	644,513
834,000	Chile Government International Bond, 3.100%, 1/22/61	497,890
1,034,000	Mexico Government International Bond, 3.771%, 5/24/61	599,668
870,000	Republic of Poland Government International Bond, 5.500%, 3/18/54	815,154
	Total Sovereign Government Obligations	$2,557,225

Touchstone Balanced Fund (Unaudited) (Continued)
Shares		MarketValue
	Short-Term Investment Fund — 1.5%
13,984,826	Dreyfus Government Cash Management, Institutional Shares, 4.23%∞Ω	$ 13,984,826
	Total Investment Securities—99.8% (Cost $678,519,747)	$915,459,600
	Other Assets in Excess of Liabilities — 0.2%	1,624,753
	Net Assets — 100.0%	$917,084,353
(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2025.
(B)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2025.
Portfolio Abbreviations:
ADR – American Depositary Receipt
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
IO – Interest Only
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, these securities were valued at $73,780,562 or 8.0% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$559,981,719	$—	$—	$559,981,719
U.S. Treasury Obligations	—	126,838,320	—	126,838,320
Corporate Bonds	—	125,793,172	—	125,793,172
U.S. Government Mortgage-Backed Obligations	—	30,126,893	—	30,126,893
Commercial Mortgage-Backed Securities	—	19,223,013	—	19,223,013
Non-Agency Collateralized Mortgage Obligations	—	18,140,902	—	18,140,902
Asset-Backed Securities	—	14,232,546	—	14,232,546
Agency Collateralized Mortgage Obligations	—	4,580,984	—	4,580,984
Sovereign Government Obligations	—	2,557,225	—	2,557,225
Short-Term Investment Fund	13,984,826	—	—	13,984,826
Other Financial Instruments
Futures
Interest rate contracts	57,429	—	—	57,429
Total	$574,023,974	$341,493,055	$—	$915,517,029

Futures Contracts
At March 31, 2025, $201,250 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at March 31, 2025:
Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation
Long Futures:
5-Year U.S. Treasury Note	6/30/2025	161	$17,413,156	$57,429
				$57,429
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Core Municipal Bond Fund – March 31, 2025 (Unaudited)
Principal Amount		Market Value
	Fixed Rate Revenue Bonds – 74.8%
$ 500,000	Arizona Board of Regents, Revenue, 5.000%, 08/01/54	$ 519,407
500,000	Barry County, MO, COP, 5.000%, 10/01/37	513,160
500,000	Beaumont , TX, Waterworks & Sewer System Revenue Ser A, 5.000%, 09/01/26	513,762
500,000	Chicago O'Hare International Airport, Revenue Ser A, 5.000%, 01/01/31	513,769
450,000	City of Erie Higher Education Building Authority, Revenue, 5.000%, 05/01/47	422,842
500,000	Colorado Health Fac. Auth., Revenue, 5.000%, 11/01/28	531,070
500,000	Colorado Health Fac. Auth., Revenue, 5.000%, 05/15/30	514,746
500,000	Connecticut State Health & Educational Fac. Auth., Revenue, 5.000%, 07/01/48	514,574
500,000	County of Miami-Dade FL Transit System, Revenue, 5.000%, 07/01/32	502,289
500,000	County of Nez Perce, COP, 5.000%, 03/01/52	508,433
500,000	DeKalb-Jackson Water Supply District Inc, Revenue Ser A, 5.000%, 07/01/32	533,457
500,000	Duluth Economic Development Auth., Revenue EDR, 5.000%, 06/15/32	546,296
500,000	Florida Development Finance Corp., Revenue Ser A, 5.000%, 06/15/30	511,481
500,000	Greater Jasper School Building Corp., Revenue, 5.000%, 07/15/29	529,384
510,000	Greater Texas Cultural Education Fac. Finance Corp., Revenue, 5.000%, 03/01/28	537,789
350,000	Guam Power Auth., Revenue Ser A, 5.000%, 10/01/26	358,602
500,000	Hamilton County, OH, 5.000%, 08/15/40	514,488
465,000	Harris County Cultural Education Fac. Finance Corp., Revenue Ser A, 5.000%, 07/01/52	475,426
500,000	Health Care Auth. for Baptist Health/The, Revenue Ser A, 5.000%, 11/15/32	531,936
500,000	Hospitals & Higher Education Fac. Auth. of Philadelphia/The, Revenue, 5.000%, 07/01/37	526,447
500,000	Illinois Finance Auth., Revenue Ser A, 5.000%, 08/15/47	514,960
500,000	Indiana Finance Auth., Revenue Ser A, 5.750%, 03/01/54	522,206
500,000	Iowa Higher Education Loan Auth., Revenue, 5.375%, 10/01/52	510,267
500,000	Kentucky Public Energy Auth., Revenue Ser 1, 4.000%, 02/01/30	500,228
500,000	Louisiana Local Government Environmental Fac. & Community Development Auth, Revenue, 5.000%, 08/15/30	515,948
500,000	Main Street Natural Gas, Inc., Revenue Ser B, 5.000%, 12/01/54	532,734
500,000	Massachusetts Development Finance Agency, Revenue, 5.000%, 01/01/35	534,967
500,000	Metropolitan Government Nashville & Davidson County Sports Auth., Revenue Ser A, 5.250%, 07/01/53	526,680
500,000	Michigan Finance Authority, Revenue Ser C, 5.000%, 06/01/32	526,356
500,000	Millard School District Local Building Auth., Revenue, 5.000%, 05/15/59	520,531
500,000	Missouri Joint Municipal Electric Utility Commission, Revenue, 5.000%, 12/01/36	542,099
500,000	Monroeville Finance Auth., Revenue Ser B, 5.000%, 02/15/29	530,737
500,000	Montrose Redevelopment Auth., 5.000%, 09/01/26	511,951
500,000	Municipal Electric Authority of Georgia Ser A, 5.000%, 07/01/52	511,878
500,000	New Hampshire Business Finance Auth., Revenue Ser A, 5.250%, 06/01/51	523,815
500,000	New Jersey Economic Development Auth., Revenue EDR, 5.000%, 03/01/28	526,482
Principal Amount		Market Value
	Fixed Rate Revenue Bonds – 74.8% (Continued)
$ 500,000	New Jersey Transportation Trust Fund Authority, Revenue Ser AA, 5.000%, 06/15/45	$ 511,888
500,000	New York City Transitional Finance Auth., Revenue Ser D, 5.000%, 05/01/50	520,821
500,000	New York State Dormitory Auth., Revenue, 5.000%, 07/01/29	511,511
500,000	Newark Higher Education Finance Corp., Revenue Ser A, 4.000%, 04/01/57	423,038
500,000	Ohio Higher Educational Fac. Commission, 5.000%, 03/01/34	496,691
500,000	Pasco County School Board, COP Ser B, 5.000%, 08/01/46	515,391
500,000	Pennsylvania Higher Educational Fac. Auth., Revenue Ser A, 5.000%, 05/01/32	532,898
500,000	Polaris Career Center COP, 5.000%, 11/01/35	504,959
500,000	Public Utility District No. 1 of Benton County, Revenue, 5.000%, 11/01/28	516,212
500,000	Pulaski County, AR, Revenue, 5.250%, 03/01/53	523,598
500,000	Regional Transportation District, Revenue Ser A, 5.000%, 01/15/29	523,718
500,000	Regional Transportation District, Revenue Ser A, 5.000%, 01/15/31	531,007
500,000	Rhode Island Health and Educational Building Corp., Revenue Ser A, 5.000%, 05/15/48	527,062
500,000	Rock Hill , SC, Combined Utility System Revenue Ser A, 5.000%, 01/01/54	515,426
500,000	Southwest Higher Education Auth., Inc., Revenue, 5.000%, 10/01/29	515,050
500,000	St Lucie County School Board, COP Ser A, 5.000%, 07/01/48	516,044
510,000	State Board of Higher Education of the State of North Dakota, Revenue Ser A, 5.000%, 04/01/29	527,201
500,000	State of Illinois Sales Tax Revenue Ser B, 5.000%, 06/15/33	519,232
500,000	State of Louisiana Gasoline & Fuels Tax Revenue Ser A, 4.000%, 05/01/40	488,992
500,000	Tobacco Settlement Financing Corp, Revenue Ser A, 5.000%, 06/01/30	517,271
500,000	Town of Gypsum CO Sewer Revenue, 5.000%, 12/01/54	519,498
500,000	Town of Upland, Revenue EDR, 4.000%, 09/01/43	465,446
500,000	Troy Capital Resource Corp., Revenue, 5.000%, 09/01/30	536,936
500,000	Westmoreland County Municipal Auth., Revenue, 5.000%, 08/15/49	516,613
500,000	Williamsburg LSD, COP, 5.250%, 12/15/53	514,723
500,000	Wisconsin Health & Educational Fac. Auth., Revenue, 5.000%, 03/15/53	474,957
500,000	Wisconsin Health & Educational Fac. Auth., Revenue Ser B, 5.250%, 12/01/48	521,567
	Total Fixed Rate Revenue Bonds	$32,258,947
	General Obligation Bonds – 22.6%
500,000	Aubrey, TX, LTGO Ser A, 5.000%, 02/15/42	525,489
500,000	Bexar County Hospital District, LTGO, 5.000%, 02/15/48	517,135
500,000	Chicago Board of Education, UTGO Ser A, 4.000%, 12/01/47	406,733
500,000	Chicago, IL, UTGO Ser A, 5.000%, 01/01/34	524,775
500,000	Commonwealth of Massachusetts, LTGO Ser B, 5.000%, 05/01/54	520,102
500,000	Decatur, TX, LTGO, 5.000%, 03/01/54	513,862
505,000	Ecorse Public School District, UTGO, 5.000%, 05/01/27	525,674
500,000	Gregg County, TX, LTGO, 5.000%, 09/15/30	532,878
500,000	Harris County, TX, LTGO Ser A, 5.000%, 09/15/54	519,921
500,000	Homewood, AL, UTGO, 5.000%, 09/01/29	512,119
500,000	Hudsonville Public Schools, UTGO, 5.000%, 05/01/53	512,520
500,000	Jackson, MS, UTGO, 5.000%, 03/01/28	502,632

Touchstone Core Municipal Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	General Obligation Bonds – 22.6% (Continued)
$ 500,000	L'Anse Creuse Public Schools, UTGO Ser I, 5.000%, 05/01/49	$ 522,147
500,000	Milwaukee, WI, UTGO Ser N3, 5.000%, 04/01/29	533,622
500,000	North Pine Vistas Metropolitan District No 2, LTGO, 5.250%, 12/01/42	527,341
450,000	School District of Philadelphia/The, LTGO Ser B, 5.000%, 09/01/30	483,212
500,000	St Louis, MO, UTGO Ser A, 5.000%, 02/15/43	521,543
500,000	State of Illinois, UTGO Ser B, 5.500%, 05/01/47	519,776
500,000	Whispering Pines Metropolitan District No 1, LTGO, 5.000%, 12/01/52	508,139
	Total General Obligation Bonds	$9,729,620
Shares
	Short-Term Investment Fund — 3.1%
1,312,834	Dreyfus Government Cash Management Institutional Shares, 4.23%∞Ω	1,312,834
	Total Investment Securities—100.5% (Cost $44,371,559)	$43,301,401
	Liabilities in Excess of Other Assets — (0.5%)	$(202,745)
	Net Assets — 100.0%	$43,098,656
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2025.
Portfolio Abbreviations:
COP–Certificates of Participation
EDR–Economic Development Revenue
LSD–Local School District
LTGO–Limited Tax General Obligation
UTGO–Unlimited Tax General Obligation
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$41,988,567	$—	$41,988,567
Short-Term Investment Fund	1,312,834	—	—	1,312,834
Total	$1,312,834	$41,988,567	$—	$43,301,401
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone International Value Fund – March 31, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 97.9%
	Japan — 15.1%
	Consumer Discretionary — 5.8%
115,500	Honda Motor Co. Ltd.	$ 1,045,226
128,300	Panasonic Holdings Corp.	1,530,555
87,300	Sankyo Co. Ltd.	1,275,719
88,300	Sumitomo Rubber Industries Ltd.	1,116,460
144,500	Yamaha Motor Co. Ltd.	1,156,914
	Financials — 1.3%
138,500	Japan Post Holdings Co. Ltd.	1,388,797
	Health Care — 1.1%
43,700	Nippon Shinyaku Co. Ltd.	1,114,880
	Industrials — 5.0%
44,000	Komatsu Ltd.	1,288,458
79,500	NGK Insulators Ltd.	979,519
84,000	NIPPON EXPRESS HOLDINGS, Inc.	1,530,046
63,440	Sojitz Corp.	1,398,233
	Information Technology — 1.9%
67,800	Brother Industries Ltd.	1,227,613
25,100	Canon, Inc.	782,698
	Total Japan	15,835,118
	China — 10.1%
	Consumer Discretionary — 6.4%
158,100	Alibaba Group Holding Ltd.	2,615,920
86,100	JD.com, Inc. - Class A	1,771,210
26,900	Prosus NV	1,249,751
70,700	Vipshop Holdings Ltd. ADR	1,108,576
	Energy — 1.2%
1,484,000	PetroChina Co. Ltd. Class H	1,203,165
	Health Care — 1.2%
2,028,000	CSPC Pharmaceutical Group Ltd.	1,288,904
	Industrials — 1.3%
646,000	Weichai Power Co. Ltd. Class H	1,360,572
	Total China	10,598,098
	France — 7.2%
	Energy — 1.3%
21,800	TotalEnergies SE	1,404,639
	Financials — 1.6%
19,900	BNP Paribas SA	1,663,229
	Industrials — 0.9%
35,900	Rexel SA	967,539
	Materials — 1.0%
34,400	Verallia SA, 144a	1,068,321
	Real Estate — 1.3%
39,700	Klepierre SA REIT	1,328,828
	Utilities — 1.1%
41,100	Rubis SCA	1,161,162
	Total France	7,593,718
	United Kingdom — 7.0%
	Consumer Staples — 1.5%
360,400	Tesco PLC	1,550,544
	Financials — 4.3%
153,500	HSBC Holdings PLC	1,740,150
177,800	Investec PLC	1,100,594
286,800	NatWest Group PLC	1,693,379
Shares		Market Value
	Common Stocks — 97.9% (Continued)
	United Kingdom — (Continued)
	Real Estate — 1.2%
1,250,600	Supermarket Income PLC REIT	$ 1,237,444
	Total United Kingdom	7,322,111
	Canada — 6.3%
	Energy — 1.2%
17,500	Imperial Oil Ltd.	1,264,115
	Financials — 1.6%
53,900	Manulife Financial Corp.	1,679,494
	Industrials — 1.0%
39,200	Finning International, Inc.	1,102,955
	Materials — 2.5%
111,500	Dundee Precious Metals, Inc.	1,478,350
36,600	Lundin Gold, Inc.	1,133,315
	Total Canada	6,658,229
	Netherlands — 4.8%
	Energy — 1.6%
47,200	Shell PLC	1,718,096
	Financials — 3.2%
81,300	ABN AMRO Bank NV, 144a	1,713,103
28,500	NN Group NV	1,585,905
	Total Netherlands	5,017,104
	Switzerland — 4.4%
	Health Care — 4.4%
24,400	Novartis AG	2,710,103
5,700	Roche Holding AG	1,876,028
	Total Switzerland	4,586,131
	Germany — 4.0%
	Consumer Discretionary — 1.1%
18,900	Mercedes-Benz Group AG	1,116,456
	Financials — 1.6%
70,200	Deutsche Bank AG	1,673,369
	Industrials — 1.3%
33,900	Daimler Truck Holding AG	1,373,275
	Total Germany	4,163,100
	Italy — 3.8%
	Consumer Discretionary — 1.0%
176,400	Pirelli & C SpA, 144a	1,050,013
	Financials — 1.6%
29,100	UniCredit SpA	1,633,445
	Materials — 1.2%
26,400	Buzzi SpA	1,270,352
	Total Italy	3,953,810
	South Korea — 3.7%
	Communication Services — 1.1%
30,400	SK Telecom Co. Ltd.	1,145,094
	Consumer Discretionary — 1.0%
17,300	Kia Corp.	1,094,202
	Financials — 0.9%
14,800	DB Insurance Co. Ltd.	894,033
	Information Technology — 0.7%
19,300	Samsung Electronics Co. Ltd.	765,158
	Total South Korea	3,898,487

Touchstone International Value Fund (Unaudited) (Continued)
Shares		Market Value
	Common Stocks — 97.9% (Continued)
	Taiwan — 3.4%
	Information Technology — 3.4%
1,095,000	Compal Electronics, Inc.	$ 1,064,377
267,000	Hon Hai Precision Industry Co. Ltd.	1,204,381
901,000	United Microelectronics Corp.	1,259,798
	Total Taiwan	3,528,556
	India — 3.3%
	Energy — 2.1%
240,700	Coal India Ltd.	1,115,916
320,400	Petronet LNG Ltd.	1,097,438
	Financials — 1.2%
1,185,300	Canara Bank	1,226,429
	Total India	3,439,783
	Spain — 3.1%
	Financials — 1.6%
249,400	Banco Santander SA	1,680,186
	Information Technology — 1.5%
55,200	Indra Sistemas SA	1,594,857
	Total Spain	3,275,043
	South Africa — 2.6%
	Consumer Discretionary — 1.2%
4,800	Naspers Ltd. Class N	1,190,355
	Materials — 1.4%
102,200	Harmony Gold Mining Co. Ltd.	1,496,690
	Total South Africa	2,687,045
	Norway — 2.5%
	Consumer Staples — 0.9%
50,600	Mowi ASA	935,942
	Financials — 1.6%
62,400	DNB Bank ASA	1,641,911
	Total Norway	2,577,853
	Australia — 2.4%
	Financials — 1.3%
72,700	ANZ Group Holdings Ltd.	1,331,070
	Materials — 1.1%
16,200	Rio Tinto Ltd.	1,175,469
	Total Australia	2,506,539
	Denmark — 1.5%
	Financials — 1.5%
49,600	Danske Bank A/S	1,623,479
	Hong Kong — 1.5%
	Health Care — 1.5%
852,000	United Laboratories International Holdings Ltd. (The)	1,603,382
	United States — 1.4%
	Health Care — 1.4%
76,100	GSK PLC	1,454,287
	Belgium — 1.4%
	Financials — 1.4%
23,900	Ageas SA	1,432,646
	Austria — 1.3%
	Financials — 1.3%
20,200	Erste Group Bank AG	1,397,256
Shares		Market Value
	Common Stocks — 97.9% (Continued)
	Mexico — 1.3%
	Consumer Staples — 1.3%
815,400	Kimberly-Clark de Mexico SAB de CV - Class A	$ 1,335,990
	Greece — 1.3%
	Communication Services — 1.3%
80,700	Hellenic Telecommunications Organization SA	1,312,882
	Brazil — 1.2%
	Materials — 1.2%
130,300	Vale SA	1,299,701
	Malaysia — 1.2%
	Financials — 1.2%
765,300	CIMB Group Holdings Bhd	1,212,558
	Sweden — 1.1%
	Information Technology — 1.1%
154,400	Telefonaktiebolaget LM Ericsson - Class B	1,201,349
	Indonesia — 1.0%
	Utilities — 1.0%
11,771,900	Perusahaan Gas Negara Tbk PT	1,100,036
	Total Common Stocks	$102,614,291
	Short-Term Investment Fund — 0.8%
842,907	Dreyfus Government Cash Management, Institutional Shares, 4.23%∞Ω	842,907
	Total Investment Securities — 98.7% (Cost $93,983,402)	$103,457,198
	Other Assets in Excess of Liabilities — 1.3%	1,413,454
	Net Assets — 100.0%	$104,870,652
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2025.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, these securities were valued at $3,831,437 or 3.7% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone International Value Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Japan	$—	$15,835,118	$—	$15,835,118
China	1,108,576	9,489,522	—	10,598,098
France	—	7,593,718	—	7,593,718
United Kingdom	2,338,038	4,984,073	—	7,322,111
Canada	6,658,229	—	—	6,658,229
Netherlands	—	5,017,104	—	5,017,104
Switzerland	—	4,586,131	—	4,586,131
Germany	—	4,163,100	—	4,163,100
Italy	—	3,953,810	—	3,953,810
South Korea	—	3,898,487	—	3,898,487
Taiwan	—	3,528,556	—	3,528,556
India	—	3,439,783	—	3,439,783
Spain	1,594,857	1,680,186	—	3,275,043
South Africa	—	2,687,045	—	2,687,045
Norway	935,942	1,641,911	—	2,577,853
Australia	—	2,506,539	—	2,506,539
Denmark	—	1,623,479	—	1,623,479
Hong Kong	—	1,603,382	—	1,603,382
United States	—	1,454,287	—	1,454,287
Belgium	—	1,432,646	—	1,432,646
Austria	—	1,397,256	—	1,397,256
Mexico	1,335,990	—	—	1,335,990
Greece	—	1,312,882	—	1,312,882
Brazil	1,299,701	—	—	1,299,701
Malaysia	—	1,212,558	—	1,212,558
Sweden	—	1,201,349	—	1,201,349
Indonesia	—	1,100,036	—	1,100,036
Short-Term Investment Fund	842,907	—	—	842,907
Total	$16,114,240	$87,342,958	$—	$103,457,198
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Large Cap Focused Fund – March 31, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 99.3%
	Information Technology — 30.0%
1,088,780	Apple, Inc.	$ 241,850,701
204,314	Applied Materials, Inc.	29,650,048
757,177	Microsoft Corp.	284,236,674
1,128,150	NVIDIA Corp.	122,268,897
495,922	Oracle Corp.	69,334,855
273,284	Salesforce, Inc.	73,338,494
277,183	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	46,012,378
325,115	Texas Instruments, Inc.	58,423,165
174,337	Workday, Inc. - Class A*	40,712,920
		965,828,132
	Communication Services — 14.9%
1,150,384	Alphabet, Inc. - Class C	179,724,492
1,034,614	Comcast Corp. - Class A	38,177,257
372,694	Meta Platforms, Inc. - Class A	214,805,914
26,639	Netflix, Inc.*	24,841,667
236,159	Walt Disney Co. (The)	23,308,893
		480,858,223
	Financials — 14.2%
1,968,763	Bank of America Corp.	82,156,480
145,897	Berkshire Hathaway, Inc. - Class B*	77,701,824
812,560	Charles Schwab Corp. (The)	63,607,197
121,213	Goldman Sachs Group, Inc. (The)	66,217,450
36,350	Markel Group, Inc.*	67,960,323
282,293	Visa, Inc. - Class A	98,932,405
		456,575,679
	Health Care — 13.7%
253,477	Becton Dickinson & Co.	58,061,442
329,786	BioMarin Pharmaceutical, Inc.*	23,312,572
825,047	Bristol-Myers Squibb Co.	50,319,617
235,067	HCA Healthcare, Inc.	81,227,402
388,638	Johnson & Johnson	64,451,726
775,587	Medtronic PLC	69,694,248
179,842	UnitedHealth Group, Inc.	94,192,247
		441,259,254
	Consumer Discretionary — 8.7%
404,599	Airbnb, Inc. - Class A*	48,333,396
144,515	Alibaba Group Holding Ltd. (China) ADR	19,109,218
948,364	Amazon.com, Inc.*	180,435,735
327,273	Starbucks Corp.	32,102,209
		279,980,558
	Industrials — 7.0%
330,248	Boeing Co. (The)*	56,323,797
73,980	FedEx Corp.	18,034,844
72,234	Hubbell, Inc.	23,902,953
250,718	RTX Corp.	33,210,106
597,739	SS&C Technologies Holdings, Inc.	49,929,139
341,064	Stanley Black & Decker, Inc.	26,221,000
247,769	Uber Technologies, Inc.*	18,052,449
		225,674,288
Shares		Market Value
	Common Stocks — 99.3% (Continued)
	Consumer Staples — 4.7%
171,679	Diageo PLC (United Kingdom) ADR	$ 17,990,242
683,612	Monster Beverage Corp.*	40,004,974
579,190	Philip Morris International, Inc.	91,934,829
		149,930,045
	Energy — 2.7%
614,529	Exxon Mobil Corp.	73,085,934
365,452	Schlumberger NV	15,275,894
		88,361,828
	Materials — 1.9%
432,897	DuPont de Nemours, Inc.	32,328,748
361,806	International Flavors & Fragrances, Inc.	28,079,764
		60,408,512
	Real Estate — 1.5%
188,994	Jones Lang LaSalle, Inc.*	46,853,503
	Total Common Stocks	$3,195,730,022
	Short-Term Investment Fund — 0.8%
26,534,190	Dreyfus Government Cash Management, Institutional Shares, 4.23%∞Ω	26,534,190
	Total Investment Securities—100.1% (Cost $1,662,183,487)	$3,222,264,212
	Liabilities in Excess of Other Assets — (0.1%)	(2,930,344)
	Net Assets — 100.0%	$3,219,333,868
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2025.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$3,195,730,022	$—	$—	$3,195,730,022
Short-Term Investment Fund	26,534,190	—	—	26,534,190
Total	$3,222,264,212	$—	$—	$3,222,264,212
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Large Cap Fund – March 31, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 98.4%
	Financials — 33.5%
42,191	Berkshire Hathaway, Inc. - Class B*	$ 22,470,083
11,823	Blackrock, Inc.	11,190,233
130,968	Charles Schwab Corp. (The)	10,252,175
31,597	Chubb Ltd.	9,541,978
64,703	Fiserv, Inc.*	14,288,364
60,491	Progressive Corp. (The)	17,119,558
39,518	Visa, Inc. - Class A	13,849,478
		98,711,869
	Information Technology — 14.0%
78,987	Apple, Inc.	17,545,382
84,634	Entegris, Inc.	7,403,783
54,300	TE Connectivity PLC (Switzerland)	7,673,676
47,989	Texas Instruments, Inc.	8,623,623
		41,246,464
	Industrials — 13.2%
31,639	FedEx Corp.	7,712,955
48,127	Norfolk Southern Corp.	11,398,880
51,115	Old Dominion Freight Line, Inc.	8,456,977
46,925	Republic Services, Inc.	11,363,358
		38,932,170
	Materials — 10.3%
45,506	Air Products & Chemicals, Inc.	13,420,630
16,610	Martin Marietta Materials, Inc.	7,941,739
16,077	NewMarket Corp.	9,106,817
		30,469,186
	Consumer Staples — 8.1%
140,027	Altria Group, Inc.	8,404,420
74,296	Church & Dwight Co., Inc.	8,179,247
72,430	Nestle SA (Switzerland) ADR	7,327,743
		23,911,410
	Consumer Discretionary — 7.0%
22,824	Lowe's Cos., Inc.	5,323,242
5,154	O'Reilly Automotive, Inc.*	7,383,517
82,203	Starbucks Corp.	8,063,292
		20,770,051
	Communication Services — 5.7%
108,030	Alphabet, Inc. - Class C	16,877,527
Shares		Market Value
	Common Stocks — 98.4% (Continued)
	Health Care — 4.0%
134,506	Bruker Corp.	$ 5,614,281
36,873	Johnson & Johnson	6,115,018
		11,729,299
	Energy — 2.6%
46,508	Chevron Corp.	7,780,323
	Total Common Stocks	$290,428,299
	Short-Term Investment Fund — 1.6%
4,725,653	Dreyfus Government Cash Management, Institutional Shares, 4.23%∞Ω	4,725,653
	Total Investment Securities—100.0% (Cost $166,645,142)	$295,153,952
	Other Assets in Excess of Liabilities — 0.0%	18,378
	Net Assets — 100.0%	$295,172,330
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2025.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$290,428,299	$—	$—	$290,428,299
Short-Term Investment Fund	4,725,653	—	—	4,725,653
Total	$295,153,952	$—	$—	$295,153,952
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Large Company Growth Fund – March 31, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 99.1%
	Information Technology — 47.6%
31,985	Advanced Micro Devices, Inc.*	$ 3,286,139
122,805	Arista Networks, Inc.*	9,514,931
12,769	Autodesk, Inc.*	3,342,924
16,440	Broadcom, Inc.	2,752,549
7,131	Cadence Design Systems, Inc.*	1,813,627
62,704	Dynatrace, Inc.*	2,956,494
54,959	Fortinet, Inc.*	5,290,353
10,850	Intuit, Inc.	6,661,792
35,815	Microsoft Corp.	13,444,593
144,471	NVIDIA Corp.	15,657,767
3,052	Synopsys, Inc.*	1,308,850
		66,030,019
	Communication Services — 12.3%
57,383	Alphabet, Inc. - Class A	8,873,707
12,408	Meta Platforms, Inc. - Class A	7,151,475
1,170	Netflix, Inc.*	1,091,060
		17,116,242
	Financials — 12.2%
9,538	Arthur J Gallagher & Co.	3,292,899
26,572	Fiserv, Inc.*	5,867,895
5,555	Mastercard, Inc. - Class A	3,044,807
13,414	Visa, Inc. - Class A	4,701,070
		16,906,671
	Consumer Discretionary — 10.8%
65,701	Amazon.com, Inc.*	12,500,272
550	Booking Holdings, Inc.	2,533,801
		15,034,073
	Industrials — 10.8%
8,220	GE Vernova, Inc.	2,509,402
18,290	General Electric Co.	3,660,743
27,715	Howmet Aerospace, Inc.	3,595,467
71,742	Uber Technologies, Inc.*	5,227,122
		14,992,734
	Health Care — 5.4%
19,082	Abbott Laboratories	2,531,228
15,190	DexCom, Inc.*	1,037,325
56,005	Novo Nordisk A/S (Denmark) ADR†	3,888,987
		7,457,540
	Total Common Stocks	$137,537,279
Shares		Market Value
	Short-Term Investment Funds — 3.6%
1,235,296	Dreyfus Government Cash Management, Institutional Shares, 4.23%∞Ω	$ 1,235,296
3,764,183	Invesco Government & Agency Portfolio, Institutional Class, 4.29%∞Ω**	3,764,183
	Total Short-Term Investment Funds	$4,999,479
	Total Investment Securities—102.7% (Cost $92,434,940)	$142,536,758
	Liabilities in Excess of Other Assets — (2.7%)	(3,754,107)
	Net Assets — 100.0%	$138,782,651
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2025 was $3,694,486.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2025.
Portfolio Abbreviations:
ADR – American Depositary Receipt
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$137,537,279	$—	$—	$137,537,279
Short-Term Investment Funds	4,999,479	—	—	4,999,479
Total	$142,536,758	$—	$—	$142,536,758
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Small Company Fund – March 31, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 100.0%
	Industrials — 24.6%
142,685	Albany International Corp. - Class A	$ 9,850,972
43,682	CACI International, Inc. - Class A*	16,027,799
91,385	Clean Harbors, Inc.*	18,011,984
72,152	Crane Co.	11,052,243
255,157	CSG Systems International, Inc.	15,429,344
33,805	Curtiss-Wright Corp.	10,725,312
32,060	EMCOR Group, Inc.	11,850,338
101,513	ESCO Technologies, Inc.	16,152,749
475,619	ExlService Holdings, Inc.*	22,453,973
153,559	Federal Signal Corp.	11,294,264
268,038	Hexcel Corp.	14,677,761
119,600	ITT, Inc.	15,447,536
456,358	KBR, Inc.	22,731,192
195,183	MAXIMUS, Inc.	13,309,529
304,076	NEXTracker, Inc. - Class A*	12,813,763
493,520	WNS Holdings Ltd. (India) ADR*	30,346,545
451,690	Zurn Elkay Water Solutions Corp.	14,896,736
		267,072,040
	Health Care — 19.8%
275,876	Bio-Techne Corp.	16,174,610
32,632	Chemed Corp.	20,079,122
177,000	Doximity, Inc. - Class A*	10,271,310
247,281	Encompass Health Corp.	25,044,620
148,587	Ensign Group, Inc. (The)	19,227,158
246,077	Globus Medical, Inc. - Class A*	18,012,836
418,701	Haemonetics Corp.*	26,608,449
443,372	LivaNova PLC*	17,415,652
156,707	Merit Medical Systems, Inc.*	16,565,497
647,933	Option Care Health, Inc.*	22,645,258
1,028,514	Progyny, Inc.*	22,977,003
		215,021,515
	Information Technology — 16.6%
102,006	Advanced Energy Industries, Inc.	9,722,192
354,507	Box, Inc. - Class A*	10,940,086
1,456,826	CCC Intelligent Solutions Holdings, Inc.*	13,155,139
220,423	Ciena Corp.*	13,320,162
96,053	CommVault Systems, Inc.*	15,153,321
618,279	DoubleVerify Holdings, Inc.*	8,266,390
814,920	LiveRamp Holdings, Inc.*	21,302,009
134,981	Onto Innovation, Inc.*	16,378,595
124,053	Qualys, Inc.*	15,621,994
628,628	RingCentral, Inc. - Class A*	15,564,829
107,881	SPS Commerce, Inc.*	14,319,045
380,008	Tower Semiconductor Ltd. (Israel)*	13,551,085
685,108	Verint Systems, Inc.*	12,229,178
		179,524,025
	Consumer Discretionary — 14.2%
172,197	Champion Homes, Inc.*	16,317,388
151,890	Crocs, Inc.*	16,130,718
213,694	Frontdoor, Inc.*	8,210,124
98,405	Grand Canyon Education, Inc.*	17,026,033
324,555	Malibu Boats, Inc. - Class A*	9,957,347
173,310	PVH Corp.	11,202,758
404,416	Steven Madden Ltd.	10,773,642
178,103	Stride, Inc.*	22,530,030
94,681	Texas Roadhouse, Inc.	15,776,695
38,748	TopBuild Corp.*	11,816,203
415,940	YETI Holdings, Inc.*	13,767,614
		153,508,552
Shares		Market Value
	Common Stocks — 100.0% (Continued)
	Real Estate — 8.0%
243,579	Agree Realty Corp. REIT	$ 18,801,863
763,030	Apple Hospitality REIT, Inc.	9,850,717
98,724	Colliers International Group, Inc. (Canada)	11,975,221
618,769	COPT Defense Properties REIT	16,873,831
526,461	Kite Realty Group Trust REIT	11,776,933
498,801	STAG Industrial, Inc. REIT	18,016,692
		87,295,257
	Financials — 7.4%
327,554	Atlantic Union Bankshares Corp.	10,200,031
65,132	Evercore, Inc. - Class A	13,008,163
933,567	FNB Corp.	12,556,476
576,003	Home BancShares, Inc.	16,283,605
129,795	SouthState Corp.	12,047,572
319,023	Webster Financial Corp.	16,445,636
		80,541,483
	Materials — 3.3%
74,258	Eagle Materials, Inc.	16,480,078
371,453	Silgan Holdings, Inc.	18,988,677
		35,468,755
	Communication Services — 3.1%
754,035	Cargurus, Inc.*	21,965,039
302,195	Ziff Davis, Inc.*	11,356,488
		33,321,527
	Energy — 3.0%
325,097	Cactus, Inc. - Class A	14,899,195
807,943	Oceaneering International, Inc.*	17,621,237
		32,520,432
	Total Common Stocks	$1,084,273,586
	Short-Term Investment Fund — 1.9%
20,456,164	Dreyfus Government Cash Management, Institutional Shares, 4.23%∞Ω	20,456,164
	Total Investment Securities—101.9% (Cost $899,613,317)	$1,104,729,750
	Liabilities in Excess of Other Assets — (1.9%)	(20,160,458)
	Net Assets — 100.0%	$1,084,569,292
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2025.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,084,273,586	$—	$—	$1,084,273,586
Short-Term Investment Fund	20,456,164	—	—	20,456,164
Total	$1,104,729,750	$—	$—	$1,104,729,750
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Value Fund – March 31, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 95.9%
	Financials — 17.1%
37,196	American Express Co.	$ 10,007,584
143,817	American International Group, Inc.	12,503,450
415,588	Bank of America Corp.	17,342,487
168,149	Bank of Nova Scotia (The) (Canada)	7,975,307
15,926	Everest Group Ltd.	5,786,394
212,787	Fidelity National Information Services, Inc.	15,890,933
118,407	Wells Fargo & Co.	8,500,439
131,683	Western Alliance Bancorp	10,117,205
26,633	Willis Towers Watson PLC	9,000,622
		97,124,421
	Health Care — 12.7%
632,678	Avantor, Inc.*	10,255,710
22,883	Elevance Health, Inc.	9,953,190
125,702	Medtronic PLC	11,295,582
139,500	Merck & Co., Inc.	12,521,520
233,655	Sanofi SA ADR	12,958,506
29,570	UnitedHealth Group, Inc.	15,487,288
		72,471,796
	Energy — 10.2%
159,969	Exxon Mobil Corp.	19,025,113
460,782	Halliburton Co.	11,690,040
49,364	Hess Corp.	7,884,912
507,506	Permian Resources Corp.	7,028,958
101,665	Phillips 66	12,553,594
		58,182,617
	Consumer Discretionary — 9.7%
153,402	Aptiv PLC (Jersey)*	9,127,419
892,369	Carnival Corp.*	17,427,967
322,504	Las Vegas Sands Corp.	12,458,329
70,187	Lennar Corp. - Class A	8,056,064
95,004	Wynn Resorts Ltd.	7,932,834
		55,002,613
	Utilities — 8.4%
252,791	Entergy Corp.	21,611,102
131,435	Pinnacle West Capital Corp.	12,519,184
193,934	Xcel Energy, Inc.	13,728,588
		47,858,874
	Industrials — 7.7%
75,798	Fortive Corp.	5,546,898
52,324	Jacobs Solutions, Inc.	6,325,448
52,151	JB Hunt Transport Services, Inc.	7,715,740
175,052	Johnson Controls International PLC	14,023,416
143,669	Vertiv Holdings Co. - Class A	10,372,902
		43,984,404
	Information Technology — 7.3%
89,871	Cognizant Technology Solutions Corp. - Class A	6,875,131
54,806	Entegris, Inc.	4,794,429
150,620	Microchip Technology, Inc.	7,291,514
59,838	Oracle Corp.	8,365,951
92,133	QUALCOMM, Inc.	14,152,550
		41,479,575
Shares		Market Value
	Common Stocks — 95.9% (Continued)
	Materials — 6.8%
53,368	Air Products & Chemicals, Inc.	$ 15,739,290
286,670	Axalta Coating Systems Ltd.*	9,508,844
149,975	CRH PLC	13,193,301
		38,441,435
	Consumer Staples — 6.5%
550,971	Keurig Dr Pepper, Inc.	18,854,228
115,214	Philip Morris International, Inc.	18,287,918
		37,142,146
	Real Estate — 5.1%
52,695	Prologis, Inc. REIT	5,890,774
33,254	Public Storage REIT	9,952,590
394,738	VICI Properties, Inc. REIT	12,876,353
		28,719,717
	Communication Services — 4.4%
51,665	Alphabet, Inc. - Class A	7,989,475
265,681	Comcast Corp. - Class A	9,803,629
49,998	Electronic Arts, Inc.	7,225,711
		25,018,815
	Total Common Stocks	$545,426,413
	Short-Term Investment Fund — 4.0%
22,963,394	Dreyfus Government Cash Management, Institutional Shares, 4.23%∞Ω	22,963,394
	Total Investment Securities—99.9% (Cost $469,791,097)	$568,389,807
	Other Assets in Excess of Liabilities — 0.1%	573,308
	Net Assets — 100.0%	$568,963,115
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2025.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$545,426,413	$—	$—	$545,426,413
Short-Term Investment Fund	22,963,394	—	—	22,963,394
Total	$568,389,807	$—	$—	$568,389,807
See accompanying Notes to Portfolios of Investments.

Notes to Portfolios of Investments
March 31, 2025 (Unaudited)
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of March 31, 2025, for each Fund’s investments, is included in each Fund’s Portfolio of Investments. The Funds did not hold or transfer any Level 3 categorized securities during the period ended March 31, 2025.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures established by Touchstone Advisors, Inc. and adopted by the Funds’ Board of Trustees and are generally categorized in Level 3.

Notes to Portfolios of Investments (Unaudited) (Continued)
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security transactions—Security transactions are reflected for financial reporting purposes as of the trade date.